Summary of Significant Accounting Policies - Schedule of Currency Exchange Rates (Details)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Currency Exchange Rates [Line Items]
Foreign currency exchange rates			7.0467
RMB [Member]
Schedule of Currency Exchange Rates [Line Items]
Foreign currency exchange rates	7.0288	7.1884
USD [Member]
Schedule of Currency Exchange Rates [Line Items]
Foreign currency exchange rates	7.1429	7.1217